Note 2 - Basis of Presentation (Details Textual) $ in Thousands	12 Months Ended
	Jan. 31, 2020 USD ($)	Jan. 31, 2019 USD ($)	Jan. 31, 2018 USD ($)	Feb. 01, 2019 USD ($)	Feb. 01, 2018 USD ($)
Foreign Currency Transaction Gain (Loss), before Tax, Total	$ 600	$ (400)	$ (400)
Impairment of Long-Lived Assets Held-for-use	0	0	0
Goodwill, Impairment Loss	0	0	0
Contract with Customer, Asset, after Allowance for Credit Loss, Total	1,107	812	495
Other Assets, Noncurrent, Total	13,520	10,510
Deferred Income Tax Liabilities, Net, Total	15,067	15,507
Retained Earnings (Accumulated Deficit), Ending Balance	(135,770)	(172,767)
Operating Lease, Liability, Total	13,405
Operating Lease, Right-of-Use Asset	12,877
Retained Earnings [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption		$ 7,579	$ (37)
Accounting Standards Update 2014-09 [Member]
Contract with Customer, Asset, after Allowance for Credit Loss, Total					$ 500
Other Assets, Noncurrent, Total					4,200
Deferred Income Tax Liabilities, Net, Total					1,100
Retained Earnings (Accumulated Deficit), Ending Balance					3,600
Accounting Standards Update 2016-06 [Member] | Retained Earnings [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption					$ 4,000
Accounting Standards Update 2016-02 [Member]
Operating Lease, Liability, Total				$ 10,400
Operating Lease, Right-of-Use Asset				$ 10,400
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	7 years
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Deferred Share Unit Plan [Member]
Base Annual Fee, Percent	50.00%
Computer Equipment [Member]
Property Plant and Equipment, Percent Declining Balance Depreciation	30.00%
Furniture and Fixtures [Member]
Property Plant and Equipment, Percent Declining Balance Depreciation	20.00%
Minimum [Member]
Costs to Obtain a Contract with a Customer, Period of Benefit Including Renewals	4 years
Minimum [Member] | Share-based Payment Arrangement, Option [Member] | Directors and Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Minimum [Member] | Cash-Settled Restricted Share Plan [Member]
Cash Settled Restricted Share Units, Vesting Period	3 years
Maximum [Member]
Costs to Obtain a Contract with a Customer, Period of Benefit Including Renewals	6 years
Maximum [Member] | Share-based Payment Arrangement, Option [Member] | Directors and Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Maximum [Member] | Cash-Settled Restricted Share Plan [Member]
Cash Settled Restricted Share Units, Vesting Period	5 years
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	3 years
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	20 years
Existing Technology [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	2 years
Existing Technology [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	12 years
Trade Names [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	1 year
Trade Names [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	15 years
Noncompete Agreements [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	2 years
Noncompete Agreements [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	12 years
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Number of Major Customers	0	0